Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Finite Lived Intangible Assets [Line Items]
Foreign Currency Translation Adjustments	$ (638)
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	25,528	$ 6,963
Foreign Currency Translation Adjustments	(354)	0
Accumulated amortization	6,966	6,151
Wireless Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	1,055	1,082
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	679	550
BellSouth Corporation [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	4,450	5,825
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	4,347	5,559
DIRECTV [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	19,505	0
Foreign Currency Translation Adjustments	(294)	0
Accumulated amortization	1,807	0
AT&T Corp [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	33	56
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	23	42
Mexican wireless [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	485	0
Foreign Currency Translation Adjustments	(60)	0
Accumulated amortization	110	0
Trade Name [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	2,905	0
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	424	0
Other [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	686	275
Foreign Currency Translation Adjustments	0	0
Accumulated amortization	195	189
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross carrying amount	29,119	7,238
Foreign Currency Translation Adjustments	(354)	0
Accumulated amortization	$ 7,585	$ 6,340